Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	$ 1,364,652
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	1,364,652
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	246,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	246,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	270,309
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	270,309
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13	(1,000)
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16	(1,000)
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 17	1,880,283
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 18	1,881,283
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 19	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 20	$ (1,000)
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1		$ 913,562
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2		913,562
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5		221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6		221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9		248,592
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10		248,592
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13		(1,000)
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16		(1,000)
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 17		1,382,476
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 18		1,383,476
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 19		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 20		$ (1,000)
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1			$ 862,552
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2			862,552
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5			221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6			221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9			101,214
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10			101,214
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 17			1,185,088
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 18			1,185,088
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 19			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 20			$ 0